Short Duration Bond Fund
SHORT DURATION BOND FUND
Investment Objective (Non-Fundamental)
The Fund seeks to provide current income and preservation of capital with a focus on short duration securities.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 295 and 299, respectively, of the Prospectus, and in the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 32 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Short Duration Bond Fund		Class A	Class A1	Class A2	Class A3	Class C	Class C1	Class E	Class R6	Class S	Class T	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	2.50%	3.50%	3.00%	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	1.00%	none	none	1.00%	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Short Duration Bond Fund		Advisory Fee	Distribution (12b-1) Fees [2]	Other Expenses [3]	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	[1]	0.45%	0.25%	0.32%	1.02%	(0.20%)	0.82%
Class A1 Shares	[1]	0.45%	0.25%	0.32%	1.02%	(0.20%)	0.82%
Class A2 Shares	[1]	0.45%	0.25%	0.32%	1.02%	(0.20%)	0.82%
Class A3 Shares	[1]	0.45%	0.25%	0.32%	1.02%	(0.20%)	0.82%
Class C Shares	[1]	0.45%	0.75%	0.57%	1.77%	(0.20%)	1.57%
Class C1 Shares	[1]	0.45%	1.00%	0.32%	1.77%	(0.20%)	1.57%
Class E Shares	[1]	0.45%	none	0.57%	1.02%	(0.20%)	0.82%
Class R6 Shares	[1]	0.45%	none	0.17%	0.62%	(0.10%)	0.52%
Class S Shares	[1]	0.45%	none	0.32%	0.77%	(0.20%)	0.57%
Class T Shares	[1]	0.45%	none	0.32%	0.77%	(0.18%)	0.59%
Class Y Shares	[1]	0.45%	none	0.12%	0.57%	(0.08%)	0.49%
[1]	Until February 28, 2018, Russell Investment Management, LLC ("RIM") has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 0.368%. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2018, Russell Investments Fund Services, LLC ("RIFUS") has contractually agreed to waive 0.12% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E and Class S Shares, 0.10% of its transfer agency fees for Class T Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval. "Other Expenses" for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
[2]	(including shareholder services fees of 0.25% for Class C1 Shares)
[3]	(including shareholder services fees of 0.25% for Class C and Class E Shares)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example - Short Duration Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	456	668	898	1,559
Class A1 Shares	332	547	780	1,449
Class A2 Shares	431	644	875	1,537
Class A3 Shares	381	596	828	1,493
Class C Shares	160	538	941	2,068
Class C1 Shares	260	538	941	2,068
Class E Shares	84	305	544	1,230
Class R6 Shares	53	189	336	765
Class S Shares	58	226	408	936
Class T Shares	60	228	410	938
Class Y Shares	50	175	310	706

For the Share Class listed below, you would pay the following if you did not redeem your Shares:
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Short Duration Bond Fund | Class C1 Shares | USD ($)	160	538	941	2,068

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 113% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds.

Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages assets not allocated to money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund's cash balances.

The Fund invests principally in short duration bonds and defines short duration as a duration ranging from 0.5 to 3.0 years. The Fund has no restrictions on individual security duration. The Fund invests in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality and (4) asset-backed securities. The Fund may invest in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund invests in derivative instruments and may use derivatives to take both long and short positions. The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio. A portion of the Fund’s net assets may be illiquid. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness, including bank loans (also called “leveraged loans”). The Fund invests in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be non-U.S. dollar denominated. The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country. The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including asset-backed commercial paper. The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts and swaps. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's risk/return profile may prove incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Index-Based Investing. Index-based strategies, which may be used to actively manage the Fund's overall exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
  Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investments in fixed income securities could lose money. In addition, the Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading, which may result in higher portfolio turnover rates, higher transaction costs and realization of short-term capital gains that will generally be taxable to shareholders as ordinary income.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.
Class S Calendar Year Total Returns

Highest Quarterly Return: 5.84% (2Q/09) Lowest Quarterly Return: (3.76)% (3Q/08)
Average annual total returns for the periods ended December 31, 2016
Average Annual Total Returns - Short Duration Bond Fund	1 Year	5 Years	10 Years
Class A	(1.61%)	0.79%	2.26%
Class A1	(0.35%)	1.05%	2.40%
Class A2
Class A3
Class C	1.49%	0.81%	1.89%
Class C1
Class E	2.22%	1.56%	2.66%
Class R6	2.50%	1.90%	2.99%
Class T	2.49%	1.82%	2.92%
Class Y	2.57%	1.91%	3.00%
Class S	2.49%	1.82%	2.92%
Class S | Return After Taxes on Distributions	1.73%	1.09%	1.94%
Class S | Return After Taxes on Distributions and Sale of Fund Shares	1.41%	1.10%	1.88%
BofA Merrill Lynch 1-3 Yr US Treasuries Index (reflects no deduction for fees, expenses or taxes)	0.89%	0.57%	2.12%